UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing
Form.  Please print or type.

1.		Name and address of issuer:

The Montgomery Funds
101 California Street
San Francisco, CA 94111

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[X]

Investment Company Act File Number:

811-6011

Securities Act File Number:

33-34841

4(a).	Last day of fiscal year for which this Form
is filed:

June 30, 1998

4(b).	Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note:	If the Form is being filed late, interest
must be paid on the registration fee due.

4(c).	Check box if this is the last time the
issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to Section 24(f):
$10,590,928,719

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
$9,678,060,331

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were
not	previously used to reduce registration fees
payable to the Commission:
$0.00

(iv)	Total available redemption credits (add
items 5(ii) and 5(iii):
$9,678,060,331

(v)	Net sales - if Item 5(i) is greater than
item 5(iv)	[subtract Item 5(iv) from Item 5(i)]:
$912,868,388

(vi)	Redemption credits available for use in
future	years - if item 5(i) is less than Item
5(iv)	[subtract Item 5(iv) from Item 5(i)]:
$0.00

(vii)	Multiplier for determining registration
fee (See	Instruction C.9):
x.000295

(viii)	Registration fee due [multiply
Item 5(v) by Item	5(vii)] (enter "0" if no
fee is due):
=$269,296.17

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-
2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here: [0].
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
[0].

7.	Interest due - if this Form is being filed more
than 90 days after the end of the issuer's 	fiscal
year (see instruction D):
+$0.00

8.	Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
=$269,296.17


9.	Date the registration fee and any interest payment
was sent to the	Commission's lockbox depository:

Method of Delivery:

[X]	Wire Transfer

[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*

Name:   George A. Rio
Title:  President and Treasurer
Date:   September 25, 1998

*Please print the name and title of the signing officer below the signature.